FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2025
Financial instruments [Abstract]
Disclosure of financial assets	Categories of financial instruments: The carrying values of the Company's financial instruments are classified into the following categories:

As at				March 31, 2025
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$225,947	$—	$225,947
Trade accounts receivable	—	696,079	—	696,079

Financial liabilities:
Bank indebtedness	—	(27,271)	—	(27,271)
Trade accounts payable and accrued liabilities	—	(543,978)	—	(543,978)
Long-term debt	—	(1,543,678)	—	(1,543,678)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – loss (ii)	(6,823)	—	—	(6,823)
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(12,255)	(12,255)
Cross-currency interest rate swap – loss (iii)	—	—	(6,192)	(6,192)
Interest rate swap instrument – loss (iii)	—	—	(6,534)	(6,534)

As at				March 31, 2024
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$170,177	$—	$170,177
Trade accounts receivable	—	437,329	—	437,329

Financial liabilities:
Bank indebtedness	—	(4,060)	—	(4,060)
Trade accounts payable and accrued liabilities	—	(535,844)	—	(535,844)
Long-term debt	—	(1,171,972)	—	(1,171,972)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – gain (ii)	600	—	—	600
Derivative instruments in designated hedge accounting relationships – gain (ii)	—	—	2,290	2,290
Cross-currency interest rate swap – gain (iii)	—	—	3,103	3,103
Interest rate swap instrument – gain (iii)	—	—	1,198	1,198

Disclosure of financial liabilities	Categories of financial instruments: The carrying values of the Company's financial instruments are classified into the following categories:

As at				March 31, 2025
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$225,947	$—	$225,947
Trade accounts receivable	—	696,079	—	696,079

Financial liabilities:
Bank indebtedness	—	(27,271)	—	(27,271)
Trade accounts payable and accrued liabilities	—	(543,978)	—	(543,978)
Long-term debt	—	(1,543,678)	—	(1,543,678)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – loss (ii)	(6,823)	—	—	(6,823)
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(12,255)	(12,255)
Cross-currency interest rate swap – loss (iii)	—	—	(6,192)	(6,192)
Interest rate swap instrument – loss (iii)	—	—	(6,534)	(6,534)

As at				March 31, 2024
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$170,177	$—	$170,177
Trade accounts receivable	—	437,329	—	437,329

Financial liabilities:
Bank indebtedness	—	(4,060)	—	(4,060)
Trade accounts payable and accrued liabilities	—	(535,844)	—	(535,844)
Long-term debt	—	(1,171,972)	—	(1,171,972)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – gain (ii)	600	—	—	600
Derivative instruments in designated hedge accounting relationships – gain (ii)	—	—	2,290	2,290
Cross-currency interest rate swap – gain (iii)	—	—	3,103	3,103
Interest rate swap instrument – gain (iii)	—	—	1,198	1,198

Disclosure of fair value measurement of assets	The following table summarizes the Company's financial instruments that are carried or disclosed at fair value and indicates the fair value hierarchy that reflects the significance of the inputs used in making the measurements:

As at					March 31 2025
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$(6,823)	$—	$(6,823)	$—	$(6,823)
Derivative instruments in designated hedge accounting relationships	(12,255)	—	(12,255)	—	(12,255)
Cross-currency interest rate swap	(6,192)	—	(6,192)	—	(6,192)
Interest rate swap instrument	(6,534)	—	(6,534)	—	(6,534)
Disclosed at fair value:
Long-term debt	(1,543,678)	—	(1,505,614)	—	(1,505,614)

As at					March 31 2024
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$600	$—	$600	$—	$600
Derivative instruments in designated hedge accounting relationships	2,290	—	2,290	—	2,290
Cross-currency interest rate swap	3,103	—	3,103	—	3,103
Interest rate swap instrument	1,198	—	1,198	—	1,198
Disclosed at fair value:
Long-term debt	(1,171,972)	—	(1,130,183)	—	(1,130,183)

Disclosure of fair value measurement of liabilities	The following table summarizes the Company's financial instruments that are carried or disclosed at fair value and indicates the fair value hierarchy that reflects the significance of the inputs used in making the measurements:

As at					March 31 2025
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$(6,823)	$—	$(6,823)	$—	$(6,823)
Derivative instruments in designated hedge accounting relationships	(12,255)	—	(12,255)	—	(12,255)
Cross-currency interest rate swap	(6,192)	—	(6,192)	—	(6,192)
Interest rate swap instrument	(6,534)	—	(6,534)	—	(6,534)
Disclosed at fair value:
Long-term debt	(1,543,678)	—	(1,505,614)	—	(1,505,614)

As at					March 31 2024
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$600	$—	$600	$—	$600
Derivative instruments in designated hedge accounting relationships	2,290	—	2,290	—	2,290
Cross-currency interest rate swap	3,103	—	3,103	—	3,103
Interest rate swap instrument	1,198	—	1,198	—	1,198
Disclosed at fair value:
Long-term debt	(1,171,972)	—	(1,130,183)	—	(1,130,183)

Disclosure of credit risk

Trade receivables – aged by due date as at	March 31 2025	March 31 2024
Current	$594,154	$316,492
1 – 30 days	31,548	68,454
31 – 60 days	18,521	12,537
61 – 90 days	8,141	13,554
Over 90 days	52,891	32,533
Total	$705,255	$443,570

Disclosure of allowance for credit losses
The movement in the Company's allowance for doubtful accounts for the years ended March 31 was as follows:

	2025	2024
Balance, at April 1	$6,241	$6,501
Provision for doubtful accounts	2,722	2,135
Amounts written off	(536)	(201)
Recoveries	(239)	(2,114)
Foreign exchange	988	(80)
Balance, at March 31	$9,176	$6,241

Disclosure of maturity analysis for non-derivative financial liabilities

Trade payables – aged by due date as at	March 31 2025	March 31 2024
1 – 30 days	$189,242	$179,521
31 – 60 days	35,959	27,514
61 – 90 days	21,209	7,732
Over 90 days	20,769	6,697
Total	$267,179	$221,464
Scheduled principal repayments and interest payments on long-term debt as at March 31, 2025 are as follows (variable interest repayments on the Credit Facility are not reflected in the table below as they fluctuate based on the amounts drawn):

	Principal	Interest
Less than one year	$219	$59,758
One - two years	437,156	59,741
Two - three years	15,887	59,723
Three - four years	503,924	59,704
Four - five years	365	38,911
Thereafter	601,566	96,151
	$1,559,117	$373,988

Disclosure of detailed information about hedged items
The following table summarizes the Company's outstanding cash flow hedge positions to buy and sell foreign currencies under forward foreign exchange contracts and cross-currency interest rate swaps:

As at							March 31, 2025
			Carrying amount		Hedging instrument	Hedged item	Cash flow hedge reserves
Item sold	Item bought	Nominal amount (in CAD)	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Changes in fair value used for calculating hedge ineffectiveness	For continuing hedges	For discontinued hedges
Derivative hedging instruments (i)
U.S. dollars	Canadian dollars	394,482	—	7,160	7,160	7,160	7,160	—
Euros	Canadian dollars	159,280	—	4,888	4,888	4,888	4,888	—
U.S. dollars	Euros	8,734	29	—	29	29	29	—
Euros	U.S. dollars	20,590	—	242	242	242	242	—
Euros	Czech Koruna	622	6	—	6	6	6	—

Cross-currency interest rate swap instruments (ii)
U.S. dollars	Canadian dollars	251,790	3,939	—	(13,265)	(13,265)	3,939	—
Canadian dollars	Euros	257,284	—	10,131	3,970	3,970	10,131	—

Interest rate swap instrument (ii)
Variable rate	Fixed rate	300,000	—	6,534	(7,732)	(7,732)	6,534	—

As at							March 31, 2024
			Carrying amount		Hedging instrument	Hedged item	Cash flow hedge reserves
Currency sold	Currency bought	Nominal amount (in CAD)	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Changes in fair value used for calculating hedge ineffectiveness	For continued hedges	For discontinued hedges
Derivative hedging instruments (i)
U.S. dollars	Canadian dollars	233,244	1,024	—	1,024	1,024	1,024	—
Euros	Canadian dollars	98,103	1,559	—	1,559	1,559	1,559	—
U.S. dollars	Euros	18,648	—	204	204	204	204	—
Euros	U.S. dollars	10,763	—	26	26	26	26	—
Euros	Czech Koruna	2,740	—	63	63	63	63	—

Cross-currency interest rate swap instruments (ii)
U.S. dollars	Canadian dollars	237,038	17,204	—	1,017	1,017	17,204	—
Canadian dollars	Euros	235,477	—	14,101	(3,383)	(3,383)	14,101	—

Interest rate swap instrument (ii)
Variable rate	Fixed rate	406,350	1,198	—	732	732	1,198	—

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows
As at March 31, 2025, the Company is holding the following forward foreign exchange contracts to hedge the exposure on its revenues and purchases:

As at										March 31, 2025
		Less than 3 months		3 to 6 months		6 to 9 months		9 to 12 months		1 to 2 years
Currency sold	Currency bought	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate
Revenue hedges
Euros	U.S. dollars	8,092	1.054	1,323	1.058	—	—	—	—	—	—
U.S. dollars	Canadian dollars	48,977	1.370	48,847	1.369	41,006	1.388	56,221	1.406	194,238	1.397
Euros	Canadian dollars	38,633	1.517	31,342	1.515	34,548	1.511	18,674	1.500	32,680	1.495
U.S. dollars	Euros	7,032	0.922	1,122	0.926	—	—	484	0.946	97	0.941
Euros	Czech Koruna	467	25.220	156	25.230	—	—	—	—	—	—

Purchase hedges
U.S. dollars	Canadian dollars	5,193	1.428	—	—	—	—	—	—	—	—
Euros	U.S. dollars	2,949	1.081	2,910	1.088	2,795	1.092	2,521	1.098	—	—
Euros	Canadian dollars	3,403	1.496	—	—	—	—	—	—	—	—

As at										March 31, 2024
		Less than 3 months		3 to 6 months		6 to 9 months		9 to 12 months		1 to 2 years
Currency sold	Currency bought	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate
Revenue hedges
U.S. dollars	Canadian dollars	65,780	1.352	48,247	1.353	42,539	1.351	24,381	1.360	47,408	1.363
Euros	Canadian dollars	24,842	1.479	28,130	1.483	12,056	1.495	8,768	1.512	20,458	1.524
U.S. dollars	Euros	11,170	0.907	5,224	0.928	2,198	0.905	—	—	—	—
Euros	Czech Koruna	1,279	24.523	877	24.866	584	24.958	—	—	—	—

Purchase hedges
U.S. dollars	Canadian dollars	4,889	1.339	—	—	—	—	—	—	—	—
Euros	U.S. dollars	2,192	1.084	3,208	1.088	3,317	1.093	2,046	1.098	—	—
U.S. dollars	Euros	56	0.919	—	—	—	—	—	—	—	—
Euros	Canadian dollars	3,513	1.480	336	1.473	—	—	—	—	—	—

Disclosure of hedge accounting
The following summarizes the Company's amounts included in other comprehensive income that relate to hedge accounting:

As at				March 31, 2025
Cash flow hedges	Change in the value of the hedging instrument recognize in OCI gain (loss)	Hedge ineffectiveness recognized in profit or loss	Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)	Line item affected in profit or loss because of the reclassification
Foreign exchange risk:
Revenue hedges	$(14,744)	$—	$(3,529)	Revenues
Purchase hedges	199	—	(91)	Cost of revenues
Cross-currency interest rate swap	(3,839)	500	—	Net finance costs
Interest rate swap instrument	(7,732)	—	—	Net finance costs

As at				March 31, 2024
Cash flow hedges	Change in the value of the hedging instrument recognize in OCI gain (loss)	Hedge ineffectiveness recognized in profit or loss	Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)	Line item affected in profit or loss because of the reclassification
Foreign exchange risk:
Revenue hedges	$7,154	$—	$(1,706)	Revenues
Purchase hedges	(4)	—	(80)	Cost of revenues
Cross-currency interest rate swap	1,016	—	—	Net finance costs
Interest rate swap instrument	732	—	—	Net finance costs